Debt (Details Narrative) - USD ($)		1 Months Ended		9 Months Ended		12 Months Ended
	Mar. 05, 2021	Feb. 28, 2021	May 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2019
Stock issued during period value				$ 346,010		$ 7,000	$ 2,010,367
Gain loss on debt				548,885
Proceeds from debt				623,828		548,885
Convertible Promissory Notes [Member]
Proceeds from issuance of unsecured debt	$ 1,475,000					$ 1,330,000
Debt instrument term	2 years					3 years
Debt instrument face amount				$ 1,330,000
Stock issued during period shares	44,000			332,000		45,000
Share issued price per share	$ 5.00					$ 4.50
Stock issued during period value	$ 192,000			$ 1,220,000		$ 170,000
Original issue discount on notes				$ 96,900		$ 149,000
Debt instrument interest rate percentage	10.00%					10.00%
Debt instrument conversion price per share	$ 5.00			$ 4.00		$ 4.50
Debt interest payment description						During the term into common stock of the Company at a fixed price of $4.50/share, or approximately 295,000 shares of common stock upon full conversion.
Debt conversion converted instrument shares	295,000					295,000
Convertible promissory notes				$ 113,800
Debt instrument maturity date	Mar. 05, 2023
Convertible Promissory Notes [Member] | IPO [Member]
Original issue discount on notes				$ 111,779
Debt instrument conversion price per share	$ 5.00			$ 4.25
Convertible Promissory Notes [Member] | Maximum [Member]
Debt instrument conversion price per share				4.50
Convertible Promissory Notes [Member] | Minimum [Member]
Debt instrument conversion price per share				$ 4.00
Convertible Promissory Notes [Member] | First Two Years of Interest Prepayment [Member]
Stock issued during period shares						57,000
Share issued price per share						$ 4.50
Stock issued during period value						$ 258,000
Convertible Promissory Notes [Member] | Third Year Interest [Member]
Debt instrument term				3 years
Stock issued during period shares				30,000
Stock issued during period value				$ 122,000
Debt instrument interest rate percentage				10.00%
Debt interest payment description				January 2021, reflecting the reduction of the Notes conversion price from $4.50/share to $4.00/share, the issuance of Year 3 Interest (10%) paid in common stock (at$4.00/share instead of $4.50/share), and the write-off of the remaining related pre-paid interest and original issue discount expenses.
Gain loss on debt				$ 515,500
Convertible Promissory Notes [Member] | First Year of Interest Prepayment [Member]
Stock issued during period shares	29,500
Share issued price per share	$ 5.00
Stock issued during period value	$ 147,500
Convertible Promissory Notes [Member] | Second Year of Notes [Member]
Share issued price per share	$ 5.00
Original issue discount on notes	$ 195,000
Convertible promissory notes	$ 1,280,000
Convertible Promissory Notes [Member] | Executives and Independent Members [Member]
Debt instrument face amount						$ 200,000
Paycheck Protection Program [Member]
Debt instrument interest rate percentage		1.00%
Proceeds from debt		$ 620,000	$ 550,000
Debt instrument maturity date, description		February 2026
Economic Injury Disaster Loan [Member]
Proceeds from debt			$ 10,000